Goodwill - Summary of Differences Between Recoverable Amounts and Net Carrying Amounts (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Core domestic [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between recoverable amounts and net carrying amounts	€ (2,450)
International wholesale [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between recoverable amounts and net carrying amounts	(140)
Brazil [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between recoverable amounts and net carrying amounts	€ 1,246